Lease - Schedule of Leases Cost (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Schedule of Leases Cost [Abstract]
Operating lease assets, net	$ 39,366		$ 67,934
ROU assets	170,679		174,344
Accumulated amortization	(131,313)		(106,410)
Operating lease liabilities – current	6,373		6,382
Operating lease liabilities – non-current	6,631		13,550
Total operating lease liabilities	13,004		19,932
Finance lease assets, net	35,302		43,520
Vehicle	73,038		74,606
Accumulated amortization	(37,736)		(31,086)
Finance lease liabilities – current	9,742		21,893
Total finance lease liabilities	9,742		$ 21,893
Financing cash payments for finance leases	$ 11,695	$ 11,814